Goodwill and Other Acquired Intangible Assets - Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 129.4
2014	107.4
2015	91.4
2016	84.4
2017	$ 75.1